ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER	ACCOUNTS RECEIVABLE AND OTHER
The Company's accounts receivable and other consist of the following:

AS AT DEC. 31 US$ MILLIONS	2021	2020
Reinsurance receivable	$12	$2
Accrued investment income	21	7
Due from related party	10	—
Other assets	4	4
Total accounts receivable and other	$47	$13
In 2021 and 2020, reinsurance receivable relates to amounts recoverable from third-party reinsurers and cedants. All amounts are expected to be settled within a year.